April 30, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan
Document Control – EDGAR

RE:	Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Post-Effective Amendment No. 31
File No. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 31 (Amendment). This Amendment was filed electronically on April 26, 2013.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen

Christopher O. Petersen

Vice President and Chief Counsel

Ameriprise Financial, Inc.